SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Non-capital losses available for carry forward	$ 94,260
Right-of-use asset	600,907
Lease Liability	(695,166)
Net deferred tax asset (liability)